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The Advisors' Inner Circle Fund

CAMBIAR SMALL CAP FUND

Summary Prospectus | September 1, 2013
Ticker: Institutional Class Shares -- CAMZX

Before you invest, you may want to review the Fund's complete prospectus, which contains more information about the Fund and its risks. You can find the Fund's prospectus and other information about the Fund online at www. cambiar.com/Invest-Today/amp;phpMyAdmin/34ec4dcc3407t7c43b950. You can also get this information at no cost by calling 1-866-777-8227, by sending an e-mail request to cambiarfunds@seic.com, or by asking any financial intermediary that offers shares of the Fund. The Fund's prospectus and statement of additional information, both dated September 1, 2013, are incorporated by reference into this summary prospectus and may be obtained, free of charge, at the website, phone number or e-mail address noted above.

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FUND INVESTMENT OBJECTIVE

The Cambiar Small Cap Fund (the "Fund") seeks long-term capital appreciation.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Institutional Class Shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

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Redemption Fee (as a percentage of amount redeemed, if shares redeemed
  have been held for less than 90 days)                                   2.00%
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ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE
OF THE VALUE OF YOUR INVESTMENT)

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Management Fees                                                           1.05%
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Other Expenses                                                            0.11%
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Acquired Fund Fees and Expenses                                           0.01%
                                                                         -------
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Total Annual Fund Operating Expenses(1)                                   1.17%
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Less Fee Reductions and/or Expense Reimbursements                        (0.11)%
                                                                         -------
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Total Annual Fund Operating Expenses After Fee Reductions
  and/or Expense Reimbursements(1,2)                                      1.06%
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(1)  The Total Annual Fund Operating Expenses in this fee table, both before and after fee reductions and/or expense reimbursements, do not correlate to the expense ratio in the Fund's Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund, and exclude Acquired Fund Fees and Expenses.

(2) Cambiar Investors LLC (the "Adviser") has contractually agreed to reduce fees and reimburse expenses in order to keep net operating expenses (excluding interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses (collectively, "excluded expenses")) from exceeding 1.05% of the Fund's Institutional Class Shares' average daily net assets until September 1, 2014. In addition, if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the expense cap, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the expense cap to recover all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this Agreement (or any prior agreement) was in place. This Agreement may be terminated: (i) by the Board, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on September 1, 2014.


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EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


               1 YEAR      3 YEARS      5 YEARS      10 YEARS
               ----------------------------------------------
                $108        $361         $633         $1,411


PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was 71% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in common stocks of small cap companies. This investment policy may be changed by the Fund upon 60 days' prior notice to shareholders. The Fund considers small-cap companies to be those with market capitalizations not greater than either that of the largest company in the Russell 2000 Index ($7.6 billion as of July 31, 2013) or $3.5 billion, whichever is greater at the time of purchase.

Cambiar Investors LLC's ("Cambiar" or the "Adviser") investment professionals work as a team to develop investment ideas by analyzing company and industry statements, monitoring Wall Street and other research sources and interviewing company management. The Adviser also evaluates economic conditions and fiscal and monetary policies. The Adviser's approach focuses first on individual stocks and then on industries or sectors. The Adviser does not attempt to time the market. The Adviser tries to select quality companies:

     o    Possessing above-average financial characteristics;

     o    Having seasoned management;

     o    Enjoying product or market advantages;

     o Whose stock is selling at a low relative historical valuation based on ratios such as price-to-earnings, price-to-book, price-to-sales and price- to-cash flow;

     o    Experiencing positive developments not yet recognized by the markets,

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          such as positive changes in management, improved margins, corporate restructuring or new products; and/or

      o   Possessing significant appreciation potential within 12 to 18 months.

The Adviser may sell a stock because:

     o    It realizes positive developments and achieves its target price;

     o It experiences exaggerated price moves relative to actual developments;

     o    It becomes overweighted in the portfolio; or

     o    It experiences a change in or deteriorating fundamentals.

Due to its investment strategy, the Fund may buy and sell securities frequently. Such a strategy often involves higher expenses, including brokerage commissions, and may increase the amount of capital gains (in particular, short-term gains) realized by the Fund. Shareholders may pay tax on such capital gains.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that small capitalization stocks may underperform other segments of the equity market or the equity market as a whole. The small-capitalization companies that the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

The Fund pursues a "value style" of investing. Value investing focuses on companies whose stock appears undervalued in light of factors such as the company's earnings, book value, revenues or cash flow. If the Adviser's assessment of a company's value or prospects for exceeding earnings expectations or market conditions is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds. In addition, "value stocks" can continue to be undervalued by the market for long periods of time.

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PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 and 5 years and since inception compare with those of a broad measure of market performance. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

The performance information provided includes the returns of Investor Class Shares for periods prior to October 31, 2008. Investor Class Shares of the Fund are offered in a separate prospectus. Institutional Class Shares would have substantially similar performance as Investor Class Shares because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the expenses of Institutional Class Shares are lower. Updated performance information is available by calling 1-866-777-8227.

19.98%      21.15%    (3.88%)   (36.19%)     45.40%    35.93%    (1.16)%  13.40%
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 2005        2006      2007       2008       2009       2010      2011    2012

During the periods shown in the chart, the highest return for a quarter was 23.35% (quarter ended 06/30/2009) and the lowest return for a quarter was (27.30)% (quarter ended 12/31/2008). The Fund's Institutional Class Shares total return from 1/1/2013 to 6/30/2013 was 13.87% .

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AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2012

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

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                                                                                       SINCE
                                                                                      INCEPTION
INSTITUTIONAL CLASS SHARES                                   1 YEAR      5 YEARS      (8/31/04)
------------------------------------------------------------------------------------------------------------------------------------
Fund Returns Before Taxes                                    13.40%       7.17%        10.21%
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Fund Returns After Taxes on Distributions                    13.15%       6.92%         9.50%
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Fund Returns After Taxes on Distributions and
  Sale of Fund Shares                                         9.04%       6.10%         8.60%
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Russell 2000([R]) Index (reflects no deduction for
  fees, expenses, or taxes)                                  16.35%       3.56%         6.82%
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER

Cambiar Investors LLC

PORTFOLIO MANAGERS

Brian M. Barish, CFA, President, Director of Research, joined the Adviser in 1997 and has served on the portfolio team for the Fund since its inception.

Maria L. Mendelsberg, CFA, Principal, joined the Adviser in 1997 and has served on the portfolio team for the Fund since its inception.

Anna (Ania) A. Aldrich, CFA, Principal, joined the Adviser in 1999 and has served on the portfolio team for the Fund since its inception.

Timothy A. Beranek, Principal, joined the Adviser in 1999 and has served on the portfolio team for the Fund since its inception.

Andrew P. Baumbusch, Principal, joined the Adviser in 2004 and has served on the portfolio team for the Fund since its inception.

Jeffrey H. Susman, Senior Investment Analyst, joined the Adviser in 2005 and has served on the portfolio team for the Fund since 2005.

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PURCHASING AND SELLING FUND SHARES

To purchase shares of the Fund for the first time, you must invest at least $5,000,000. The Fund reserves the right to waive the minimum initial investment amounts in its sole discretion. If the Fund elects to do so, the Fund reserves the right to transfer shares purchased below the minimum investment, on a tax-free basis, from Institutional Class Shares to Investor Class Shares of the Fund. There is no minimum for subsequent investments.

If you own your shares directly, you may redeem your shares on any day the New York Stock Exchange ("NYSE") is open for business by contacting the Fund directly by mail or telephone at 1-866-777-8227.

If you own your shares through an account with an investment professional or other institution, contact that investment professional or institution to redeem your shares.

TAX INFORMATION

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) or individual retirement account, in which case your distribution will be taxed when withdrawn from the tax-deferred account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's web site for more information.

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